                                                   Filed Pursuant to Rule 497(c)
                                                       Registration No. 33-55890




              SUPPLEMENT DATED OCTOBER 1, 1997 TO THE PROSPECTUS
               DATED MAY 1, 1997 FOR THE CANADA LIFE INSURANCE
                    COMPANY OF AMERICA VARIABLE ACCOUNT 2

Effective October 1, 1997, the sections in the prospectus captioned Death Benefit and Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date (The Death Benefit) are amended to include the following:

The following applies to policies issued on the latter of October 1, 1997 or the date applicable regulatory approvals are obtained in the jurisdiction in which the policies are offered:

If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), we will pay the beneficiary a death benefit. The death benefit is the greater of:
     1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
     2.   the policy value on the date we receive such due proof; or
     3. the greatest policy value on any policy anniversary preceding both the date the last surviving annuitant attained age 81 and the date we receive such due proof of the annuitant's death, adjusted for any of the following items that occur after such policy anniversary:
          a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid.

If on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.

The Owner(s) of a policy issued prior to October 1, 1997 will be entitled to the Death Benefit described above, after such date as regulatory approval is received for such provision from the Owner's state of residence, unless the Owner(s) elects not to accept this provision. The Company will not assess a charge in connection with the election of this Death Benefit.

Effective October 1, 1997, the sections of the prospectus captioned Policy Charges, Table of Expenses, Policy Administration Charge and Reduction or Elimination of Policy Administration Charge are amended to reflect the lowering of the policy value required on a policy anniversary for a waiver of the policy administration charge from $75,000 to $35,000.

Effective October 1, 1997, the sections of the prospectus captioned Policy Charges, Table of Expenses and Daily Administration Fee are amended to reflect the lowering of the daily administration fee from an effective annual rate of 0.35% of Variable Account assets to an effective annual rate of 0.15% of Variable Account assets.

Effective October 1, 1997, the section of the prospectus captioned Examples has been revised as follows to reflect the lowering of the daily administration fee:

     A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If the policy is surrendered at the end of the applicable time period:


SUB-ACCOUNT                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
Bond  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $75     $110     $148      $241
Capital . . . . . . . . . . . . . . . . . . . . . . . . . . .     $75     $110     $147      $240
Cash Management . . . . . . . . . . . . . . . . . . . . . . .     $69     $92      $117      $176
Common Stock  . . . . . . . . . . . . . . . . . . . . . . . .     $74     $108     $144      $233
Communications and Information  . . . . . . . . . . . . . . .     $78     $118     $161      $268
Frontier  . . . . . . . . . . . . . . . . . . . . . . . . . .     $78     $120     $164      $273
Global Growth Opportunities . . . . . . . . . . . . . . . . .     $83     $134     $188      $320
Global Smaller Companies  . . . . . . . . . . . . . . . . . .     $83     $134     $188      $320
Global Technology . . . . . . . . . . . . . . . . . . . . . .     $83     $134     $188      $320
High-Yield Bond . . . . . . . . . . . . . . . . . . . . . . .     $76     $113     $153      $251
Income  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $75     $110     $147      $240
International . . . . . . . . . . . . . . . . . . . . . . . .     $83     $134     $188      $320


     2. If the policy is annuitized or not surrendered at the end of the applicable time period:

SUB-ACCOUNT                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
Bond  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $21       $65     $112      $241
Capital . . . . . . . . . . . . . . . . . . . . . . . . . . .    $21       $65     $111      $240
Cash Management . . . . . . . . . . . . . . . . . . . . . . .    $15       $47     $81       $176
Common Stock  . . . . . . . . . . . . . . . . . . . . . . . .    $20       $63     $108      $233
Communications and Information  . . . . . . . . . . . . . . .    $24       $73     $125      $268
Frontier  . . . . . . . . . . . . . . . . . . . . . . . . . .    $24       $75     $128      $273
Global Growth Opportunities . . . . . . . . . . . . . . . . .    $29       $89     $152      $320
Global Smaller Companies  . . . . . . . . . . . . . . . . . .    $29       $89     $152      $320
Global Technology . . . . . . . . . . . . . . . . . . . . . .    $29       $89     $152      $320
High-Yield Bond . . . . . . . . . . . . . . . . . . . . . . .    $22       $68     $117      $251
Income  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $21       $65     $111      $240
International . . . . . . . . . . . . . . . . . . . . . . . .    $29       $89     $152      $320